Variable Interest Entities (Summary Of VIE Not Consolidated By FHN) (Details) (USD $)	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Variable Interest Entity [Line Items]
Loans, net of unearned income	$ 16,708,582,000	[1],[2]	$ 16,397,127,000	[1],[2]	$ 16,782,572,000	[1],[2]
Term borrowings	2,226,482,000		2,481,660,000
Trading securities	1,262,720,000		988,217,000
Total MSR recognized by FHN	114,311,000		144,069,000		207,319,000
Custodial balances	4,602,472,000		4,613,014,000
Securities available for sale, Fair Value	3,061,808,000	[3]	3,066,272,000	[4]
Parent Company [Member]
Variable Interest Entity [Line Items]
Term borrowings	841,234,000		848,654,000
Securities available for sale, Fair Value	6,346,000		6,726,000
Low Income Housing Partnerships [Member]
Variable Interest Entity [Line Items]
Maximum Loss Exposure	53,286,000	[5],[6]	70,923,000	[5],[7]
Maximum loss exposure, contractual funding commitments	500,000		600,000
Liability Recognized	0	[5],[6]	0	[5],[7]
Low Income Housing Partnerships [Member] | Other Assets Related To Vie [Member]
Variable Interest Entity [Line Items]
Maximum loss exposure, current investments	52,800,000		70,300,000
New Market Tax Credit Llcs [Member]
Variable Interest Entity [Line Items]
Maximum Loss Exposure	23,734,000	[5],[8]	20,932,000	[5],[9]
Liability Recognized	0	[5],[8]	0	[5],[9]
New Market Tax Credit Llcs [Member] | Current Investment Funded By Borrowings [Member]
Variable Interest Entity [Line Items]
Maximum loss exposure, current investments	18,000,000		15,300,000
Small Issuer Trust Preferred Holdings [Member]
Variable Interest Entity [Line Items]
Maximum Loss Exposure	445,900,000	[10]	447,156,000	[10]
Liability Recognized	0	[10]	0	[10]
On Balance Sheet Trust Preferred Securitization [Member]
Variable Interest Entity [Line Items]
Maximum Loss Exposure	58,428,000	[11]	61,956,000	[12]
Liability Recognized	55,746,000	[11]	52,218,000	[12]
Loans, net of unearned income	112,500,000		112,500,000
Term borrowings	55,700,000		52,200,000
Trading securities	1,700,000		1,700,000
Proprietary Trust Preferred Issuances [Member]
Variable Interest Entity [Line Items]
Liability Recognized	206,186,000	[13]	206,186,000	[13]
Proprietary Agency Residential Mortgage Securitizations [Member]
Variable Interest Entity [Line Items]
Maximum Loss Exposure	421,534,000	[14]	497,794,000	[15]
Liability Recognized	0	[14]	0	[15]
Proprietary Agency Residential Mortgage Securitizations [Member] | Other Assets Related To Vie [Member]
Variable Interest Entity [Line Items]
Aggregate servicing advances	303,300,000		345,900,000
On Balance Sheet Consumer Loan Securitizations [Member]
Variable Interest Entity [Line Items]
Maximum Loss Exposure	14,119,000	[16]
Liability Recognized	281,680,000	[16]
Loans, net of unearned income	295,800,000
Term borrowings	281,700,000
Holdings Of Agency Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Maximum Loss Exposure	3,356,061,000	[10],[17]	3,211,442,000	[10],[18]
Liability Recognized	0	[10],[17]	0	[10],[18]
Trading securities	570,300,000		443,300,000
Securities available for sale, Fair Value	2,800,000,000		2,800,000,000
Short Positions In Agency Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Liability Recognized	43,000	[13]	736,000	[13]
Commercial Loan Troubled Debt Restructurings [Member]
Variable Interest Entity [Line Items]
Maximum Loss Exposure	78,408,000	[19],[20]	91,600,000	[19],[21]
Maximum loss exposure, contractual funding commitments	2,100,000		1,700,000
Liability Recognized	0	[19],[20]	0	[19],[21]
Loans, net of unearned income	76,300,000		89,900,000
Managed Discretionary Trusts [Member]
Variable Interest Entity [Line Items]
Maximum Loss Exposure	0	[13]		[13]
Liability Recognized	0	[13]		[13]
Proprietary Residential Mortgage Securitizations [Member]
Variable Interest Entity [Line Items]
Trading securities	8,300,000		11,800,000
Total MSR recognized by FHN	69,400,000		79,400,000
Agency Residential Mortgage Securitizations [Member]
Variable Interest Entity [Line Items]
Trading securities	9,700,000		14,300,000
Total MSR recognized by FHN	$ 30,800,000		$ 46,300,000

[1]	Consumer real estate includes $13.3 million, $25.7 million and $42.1 million of reserves, respectively, and $402.4 million, $600.2 million and $701.8 million of balances in restricted loans and secured borrowings as of December 31, 2012, 2011, and 2010, respectively.
[2]	Permanent mortgage includes $0.8 million, $6.1 million and $5.4 million of reserves, respectively, and $13.2 million, $40.6 million and $55.7 million of balances in restricted loans and secured borrowings as of December 31, 2012, 2011, and 2010, respectively.
[3]	Includes $2.8 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes. Of this amount, $.6 billion was pledged as collateral for securities sold under repurchase agreements.
[4]	Includes $2.7 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes. Of this amount, $.8 billion was pledged as collateral for securities sold under repurchase agreements.
[5]	A liability is not recognized as investments are written down over the life of the related tax credit.
[6]	Maximum loss exposure represents $52.8 million of current investments and $.5 million of contractual funding commitments. Only the current investment amount is included in Other assets.
[7]	Maximum loss exposure represents $70.3 million of current investments and $.6 million of contractual funding commitments. Only the current investment amount is included in Other Assets.
[8]	Maximum loss exposure represents current investment balance. Of the initial investment, $18.0 million was funded through loans from community development enterprises.
[9]	Maximum loss exposure represents current investment balance. Of the initial investment $15.3 million was funded through loans from community development enterprises.
[10]	Maximum loss exposure represents the value of current investments. A liability is not recognized as FHN is solely a holder of the trusts’ securities.
[11]	Includes $112.5 million classified as Loans, net of unearned income, and $1.7 million classified as Trading securities which are offset by $55.7 million classified as Term borrowings.
[12]	Includes $112.5 million classified as Loans, net of unearned income, and $1.7 million classified as Trading securities which are offset by $52.2 million classified as Term borrowings.
[13]	No exposure to loss due to the nature of FHN’s involvement.
[14]	Includes $69.4 million and $30.8 million classified as MSR and $8.3 million and $9.7 million classified as Trading securities related to proprietary and agency residential mortgage securitizations, respectively. Aggregate servicing advances of $303.3 million are classified as Other assets.
[15]	Includes $79.4 million and $46.3 million classified as MSR and $11.8 million and $14.3 million classified as Trading securities related to proprietary and agency residential mortgage securitizations, respectively. Aggregate servicing advances of $345.9 million are classified as Other assets.
[16]	Includes $295.8 million classified as Loans, net of unearned income which are offset by $281.7 million classified as Term borrowings.
[17]	Includes $570.3 million classified as Trading securities and $2.8 billion classified as Securities available for sale.
[18]	Includes $443.3 million classified as Trading securities and $2.8 billion classified as Securities available for sale.
[19]	A liability is not recognized as the loans are the only variable interests held in the troubled commercial borrowers’ operations.
[20]	Maximum loss exposure represents $76.3 million of current receivables and $2.1 million of contractual funding commitments on loans related to commercial borrowers involved in a troubled debt restructuring.
[21]	Maximum loss exposure represents $89.9 million of current receivables and $1.7 million of contractual funding commitments on loans related to commercial borrowers involved in a troubled debt restructuring.